Business and Summary of Significant Accounting Principles (Narratives) (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2012	Jul. 23, 2013	Jul. 22, 2013	Nov. 01, 2013 station
Acquisition
Goodwill	$ 229,560,000				$ 219,041,000				$ 229,560,000	$ 219,041,000	$ 77,294,000
Accounts Receivable and Allowance for Doubtful Receivables
Past due period									120 days
Intangible Assets
Finite-lived intangible asset, useful life									15 years 3 months 1 day
Asset Retirement Obligation
Additional capitalized costs	4,300,000				10,500,000				4,300,000	10,500,000
Revenue Recognition
Revenues	228,791,000	240,725,000	224,399,000	216,283,000	217,828,000	217,943,000	189,661,000	186,216,000	910,198,000	811,648,000	710,181,000
Receivables	212,441,000				228,372,000				212,441,000	228,372,000
Advertising Expense
Advertising expense									5,700,000	5,200,000	4,900,000
Interest Expense
Interest costs capitalized									3,600,000	4,600,000	2,800,000
Guarantees
Guarantor obligations, value	56,000,000								56,000,000
Total High Cost Support Program [Member]
Revenue Recognition
Revenues									66,700,000	55,600,000	42,800,000
Receivables	47,000,000								47,000,000
Remote High Cost Support Program [Member]
Revenue Recognition
Maximum cost per line, per month											250
Urban High Cost Support Program [Member]
Revenue Recognition
Percentage phase down, decrease in support payments									20.00%			20.00%
Percentage phase down, maximum decrease in support payments									60.00%
ACS [Member]
Acquisition
Cash consideration paid													100,000,000	100,000,000
Preferential cash distributions														190,000,000
Preference period														4 years
Preferential adjustment maximum														21,800,000
Goodwill													148,948,000	148,900,000
Additional revenue										50,600,000
Business Acquisition, Percentage of Voting Interests Acquired														33.30%
Business Acquisition, Percentage of Voting Interests Acquired from Noncontrolling Interest														66.60%
Denali Media Holdings
Total purchase price													365,511,000
Denali Media Holdings [Member]
Denali Media Holdings
Number of broadcast stations acquired															3
Total purchase price															7,600,000
Selling, General and Administrative Expenses [Member] | ACS [Member]
Acquisition
Transaction costs					$ 1,800,000					$ 1,800,000	$ 2,900,000
Other Intangible Assets [Member]
Intangible Assets
Finite-lived intangible asset, useful life									20 years
Minimum [Member] | Other Intangible Assets [Member]
Intangible Assets
Finite-lived intangible asset, useful life									2 years
Maximum [Member] | Other Intangible Assets [Member]
Intangible Assets
Finite-lived intangible asset, useful life									20 years